UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07810

Exact name of registrant as specified in charter:	Delaware Investments® Colorado Municipal
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2012

Item 1. Reports to Stockholders

Semiannual Report

Delaware Investments® Closed-End Municipal Bond Funds	September 30, 2012

The figures in the semiannual report for Delaware Investments Closed-End Municipal Bond Funds represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end funds

Table of contents

> Fund basics	1

> Security type/Sector/State allocations	2

> Statements of net assets	4

> Statements of assets and liabilities	17

> Statements of operations	18

> Statements of changes in net assets	19

> Financial highlights	20

> Notes to financial statements	23

> Other Fund information	30

> About the organization	36

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of  Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. For more information, including press releases, please visit delawareinvestments.com.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2012, and subject to change. Information is as of the date indicated and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Investments in Delaware Investments® Closed-End Municipal Bond Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Fund basics

Delaware Investments®
Colorado Municipal Income Fund, Inc.

As of September 30, 2012

Fund objective
The Fund seeks to provide current income exempt from both regular federal income tax and Colorado state personal income tax, consistent with the preservation of capital.

Total Fund net assets
$75 million

Number of holdings
77

Fund start date
July 29, 1993

CUSIP number
246101109

Delaware Investments
National Municipal Income Fund

As of September 30, 2012

Fund objective
The Fund seeks to provide current income exempt from regular federal income tax, consistent with the preservation of capital.

Total Fund net assets
$68 million

Number of holdings
161

Fund start date
Feb. 26, 1993

CUSIP number
24610T108

Delaware Investments
Minnesota Municipal Income Fund II, Inc.

As of September 30, 2012

Fund objective
The Fund seeks to provide current income exempt from both regular federal income tax and Minnesota state personal income tax, consistent with the preservation of capital.

Total Fund net assets
$179 million

Number of holdings
136

Fund start date
Feb. 26, 1993

CUSIP number
24610V103

Security type/Sector/State allocations

As of September 30, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments®
Colorado Municipal Income Fund, Inc.

Percentage
Security type/Sector	of Net Assets
Municipal Bonds	138.45%
Corporate-Backed Revenue Bond	1.27%
Education Revenue Bonds	21.12%
Electric Revenue Bonds	5.81%
Healthcare Revenue Bonds	30.35%
Housing Revenue Bonds	2.48%
Lease Revenue Bonds	10.62%
Local General Obligation Bonds	13.77%
Pre-Refunded Bonds	3.16%
Special Tax Revenue Bonds	34.27%
State & Territory General Obligation Bonds	2.48%
Transportation Revenue Bonds	8.37%
Water & Sewer Revenue Bonds	4.75%
Total Value of Securities	138.45%
Liquidation Value of Preferred Stock	(39.74%)
Receivables and Other Assets Net of Liabilities	1.29%
Total Net Assets	100.00%

Delaware Investments
Minnesota Municipal Income Fund II, Inc.

Percentage
Security type/Sector	of Net Assets
Municipal Bonds	142.88%
Corporate-Backed Revenue Bonds	11.58%
Education Revenue Bonds	16.56%
Electric Revenue Bonds	6.44%
Healthcare Revenue Bonds	38.09%
Housing Revenue Bonds	6.65%
Lease Revenue Bonds	8.72%
Local General Obligation Bonds	10.20%
Pre-Refunded/Escrowed to Maturity Bonds	21.75%
Special Tax Revenue Bonds	9.27%
State & Territory General Obligation Bonds	9.85%
Transportation Revenue Bonds	2.16%
Water & Sewer Revenue Bonds	1.61%
Total Value of Securities	142.88%
Liquidation Value of Preferred Stock	(42.01%)
Liabilities Net of Receivables and Other Assets	(0.87%)
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments®
National Municipal Income Fund

Percentage
Security type/Sector	of Net Assets
Municipal Bonds	142.25%
Corporate-Backed Revenue Bonds	17.22%
Education Revenue Bonds	22.15%
Electric Revenue Bonds	5.13%
Healthcare Revenue Bonds	24.18%
Housing Revenue Bonds	2.47%
Lease Revenue Bonds	12.59%
Local General Obligation Bonds	3.61%
Pre-Refunded Bond	1.86%
Special Tax Revenue Bonds	18.41%
State & Territory General Obligation Bonds	9.53%
Transportation Revenue Bonds	19.44%
Water & Sewer Revenue Bonds	5.66%
Short-Term Investments	1.10%
Total Value of Securities	143.35%
Liquidation Value of Preferred Stock	(44.15%)
Receivables and Other Assets Net of Liabilities	0.80%
Total Net Assets	100.00%

State	(as a % of fixed income investments)
Alaska	0.34%
Arizona	15.12%
California	13.09%
Colorado	1.11%
Delaware	0.56%
Florida	4.13%
Georgia	1.61%
Guam	1.14%
Hawaii	0.34%
Idaho	1.14%
Illinois	1.13%
Iowa	0.54%
Kansas	0.17%
Louisiana	1.76%
Maine	0.36%
Maryland	2.56%
Massachusetts	1.03%
Minnesota	0.26%
Missouri	2.26%
New Hampshire	0.36%
New Jersey	3.83%
New Mexico	0.56%
New York	18.75%
Ohio	1.75%
Oregon	2.59%
Pennsylvania	7.80%
Puerto Rico	6.45%
Tennessee	0.58%
Texas	5.62%
Virginia	1.86%
Washington D.C.	0.28%
West Virginia	0.63%
Wyoming	0.29%
Total	100.00%

Statements of net assets

Delaware Investments® Colorado Municipal Income Fund, Inc.
September 30, 2012 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 138.45%
Corporate-Backed Revenue Bond – 1.27%
Public Authority for Colorado Energy
Natural Gas Revenue Series 2008
6.50% 11/15/38	$750,000	$958,343
		958,343
Education Revenue Bonds – 21.12%
Colorado Educational & Cultural
Facilities Authority Revenue
(Academy Charter School Project)
5.50% 5/1/36 (SGI)	1,720,000	1,752,542
(Bromley Charter School Project)
5.25% 9/15/32 (SGI)	3,245,000	3,350,398
(Johnson & Wales University Project)
Series A 5.00% 4/1/28 (SGI)	3,000,000	3,011,700
(Littleton Charter School Project)
4.375% 1/15/36 (ASSURED GTY)	1,200,000	1,193,856
(Student Housing - Campus
Village Apartments) 5.00% 6/1/23	1,065,000	1,196,400
Colorado State Board of Governors
Revenue (University Enterprise
System) Series A 5.00% 3/1/39	700,000	774,137
University of Colorado 5.00% 6/1/31	3,185,000	3,776,486
University of Colorado Enterprise
Systems Revenue Series A
5.375% 6/1/38	750,000	884,558
		15,940,077
Electric Revenue Bonds – 5.81%
Colorado Springs Utilities System
Improvement Revenue Series C
5.50% 11/15/48	750,000	882,165
Platte River Power Authority Revenue
Series HH 5.00% 6/1/28	1,500,000	1,748,730
Puerto Rico Electric Power
Authority Revenue
Series TT 5.00% 7/1/37	685,000	685,952
Series WW 5.50% 7/1/38	300,000	314,661
Series XX 5.25% 7/1/40	750,000	755,880
		4,387,388
Healthcare Revenue Bonds – 30.35%
Aurora Hospital Revenue (Children’s
Hospital Association Project)
Series A 5.00% 12/1/40	2,000,000	2,208,080
Colorado Health Facilities
Authority Revenue
(Boulder Community Hospital
Project) 5.00% 10/1/32	500,000	559,505
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	750,000	809,415
Series A 5.00% 2/1/41	2,400,000	2,630,184
Series A 5.25% 2/1/33	1,625,000	1,881,945
Series C-1 5.10% 10/1/41 (AGM)	1,000,000	1,072,380
Series D 6.125% 10/1/28	750,000	889,073
(Christian Living
Communities Project)
6.375% 1/1/41	615,000	680,030
Series A 5.75% 1/1/37	885,000	912,833
(Covenant Retirement
Communities) 5.00% 12/1/33	1,000,000	1,055,030
(Evangelical Lutheran Good
Samaritan Society) 5.25% 6/1/23	1,000,000	1,076,610
(National Jewish Health Project)
5.00% 1/1/27	500,000	536,140
(Sisters of Charity of Leavenworth
Health System) 5.00% 1/1/40	4,750,000	5,175,932
(Total Long-Term Care) Series A
6.00% 11/15/30	400,000	452,224
Colorado Springs Hospital Revenue
6.25% 12/15/33	750,000	856,050
Denver Health & Hospital Authority
Revenue (Recovery Zone Facilities)
5.625% 12/1/40	750,000	820,275
University of Colorado Hospital
Authority Revenue Series A
5.00% 11/15/37	500,000	533,910
6.00% 11/15/29	650,000	758,199
		22,907,815
Housing Revenue Bonds – 2.48%
Colorado Housing & Finance
Authority (Single Family
Mortgage - Class 1) Series A
5.50% 11/1/29 (FHA) (VA) (HUD)	400,000	415,184
Puerto Rico Housing Finance
Authority Subordinated-Capital
Fund Modernization
5.125% 12/1/27	1,000,000	1,106,870
5.50% 12/1/18	300,000	351,135
		1,873,189
Lease Revenue Bonds – 10.62%
Aurora Certificates of Participation
Refunding Series A
5.00% 12/1/30	630,000	715,775
Colorado State Building Excellent
Schools Today Certificates of
Participation Series G
5.00% 3/15/32	2,000,000	2,294,599
Glendale Certificates of Participation
5.00% 12/1/25 (SGI)	1,500,000	1,624,065
Pueblo County Certificates of
Participation (County Judicial
Complex Project)
5.00% 9/15/42 (AGM)	2,000,000	2,267,600

	Principal
	Amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
•Puerto Rico Public Buildings
Authority Revenue (Guaranteed
Government Facilities) Series M-2
5.50% 7/1/35 (AMBAC)	$550,000	$590,563
Regional Transportation District
Certificates of Participation
Series A 5.375% 6/1/31	460,000	528,264
		8,020,866
Local General Obligation Bonds – 13.77%
Arapahoe County School District #1
Englewood 5.00% 12/1/31	2,935,000	3,534,502
Boulder, Larimer & Weld Counties
St. Vrain Valley School District
No. Re-1J 5.00% 12/15/33	750,000	863,558
Bowles Metropolitan District
5.00% 12/1/33 (AGM)	2,000,000	2,042,139
Denver City & County
(Better Denver & Zoo)
Series A 5.00% 8/1/25	1,150,000	1,379,966
Denver International Business Center
Metropolitan District #1
5.00% 12/1/30	650,000	685,861
Jefferson County School District #R-1
5.25% 12/15/24	750,000	995,423
Rangely Hospital District
6.00% 11/1/26	750,000	894,585
		10,396,034
§Pre-Refunded Bonds – 3.16%
Adams & Arapahoe Counties Joint
School District #28J (Aurora)
6.00% 12/1/28-18	600,000	780,120
Arapahoe County Water &
Wastewater Public Improvement
District Series A 5.125%
12/1/32-12 (NATL-RE)	635,000	640,499
Colorado Health Facilities Authority
Revenue (Evangelical Lutheran
Good Samaritan Society) Series A
6.125% 6/1/38-14	750,000	822,292
Sand Creek Metropolitan District
5.00% 12/1/31-13 (SGI)	135,000	142,362
		2,385,273
Special Tax Revenue Bonds – 34.27%
Denver Convention Center Hotel
Authority Revenue Refunding
5.00% 12/1/35 (SGI)	2,795,000	2,874,965
Guam Government Business Privilege
Tax Revenue Series A
5.125% 1/1/42	435,000	486,269
5.25% 1/1/36	565,000	641,388
Puerto Rico Infrastructure Financing
Authority Special Tax Revenue
Series B 5.00% 7/1/41	2,475,000	2,472,921
Puerto Rico Sales Tax Financing
Revenue First Subordinate
Series A 5.50% 8/1/37	700,000	752,591
Series A 5.50% 8/1/42	1,000,000	1,067,990
Series A 5.75% 8/1/37	590,000	654,399
Series A-1 5.00% 8/1/43	2,000,000	2,084,760
Series C 5.00% 8/1/40	1,000,000	1,080,380
Series C 5.00% 8/1/46	750,000	804,893
Series C 6.00% 8/1/39	500,000	562,235
Regional Transportation District
Revenue (FasTracks Project) Series A
4.375% 11/1/31 (AMBAC)	1,250,000	1,316,425
4.50% 11/1/36 (AGM)	3,000,000	3,170,970
5.00% 11/1/28 (AMBAC)	2,500,000	2,870,950
5.00% 11/1/38	4,085,000	4,660,126
Sand Creek Metropolitan District
5.00% 12/1/31 (SGI)	365,000	367,894
		25,869,156
State & Territory General Obligation Bonds – 2.48%
Puerto Rico Commonwealth
(Public Improvement)
Series A 5.00% 7/1/41	500,000	502,455
Series C 6.00% 7/1/39	505,000	534,058
Western State College 5.00% 5/15/34	750,000	838,365
		1,874,878
Transportation Revenue Bonds – 8.37%
Denver City & County Airport System
Revenue Series A 5.25% 11/15/36	750,000	847,050
E-470 Public Highway Authority
Revenue Series C 5.25% 9/1/25	310,000	339,391
Puerto Rico Highway & Transportation
Authority Revenue Series K
5.00% 7/1/30	2,580,000	2,602,601
Regional Transportation District
Revenue (Denver Transit Partners)
6.00% 1/15/41	2,175,000	2,526,197
		6,315,239
Water & Sewer Revenue Bonds – 4.75%
Colorado Water Resources & Power
Development Authority Revenue
(Parker Water & Sanitation
District) Series D
5.125% 9/1/34 (NATL-RE)	1,500,000	1,537,500
5.25% 9/1/43 (NATL-RE)	2,000,000	2,047,120
		3,584,620
Total Municipal Bonds
(cost $96,709,911)		104,512,878

(continues)       5

Statements of net assets

Delaware Investments® Colorado Municipal Income Fund, Inc.

Total Value of Securities – 138.45%
(cost $96,709,911)	$104,512,878
†Liquidation Value of Preferred
Stock – (39.74%)	(30,000,000)
Receivables and Other Assets
Net of Liabilities – 1.29%	976,219
Net Assets Applicable to 4,837,100
Shares Outstanding; Equivalent to
$15.61 Per Share – 100.00%	$75,489,097

Components of Net Assets at September 30, 2012:
Common stock, $0.01 par value, 200 million shares
authorized to the Fund	$66,918,121
Undistributed net investment income	711,778
Accumulated net realized gain on investments	56,231
Net unrealized appreciation of investments	7,802,967
Total net assets	$75,489,097

•	Variable rate security. The rate shown is the rate as of September 30, 2012. Interest rates reset periodically.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

†	See Note 6 in “Notes to financial statements.”

Summary of Abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
HUD — Housing & Urban Development Section 8
NATL-RE — Insured by National Public Finance Guarantee Corporation
SGI — Insured by Syncora Guarantee Inc.
VA — Veterans Administration collateral

See accompanying notes, which are an integral part of the financial statements.

Delaware Investments® Minnesota Municipal Income Fund II, Inc.
September 30, 2012 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 142.88%
Corporate-Backed Revenue Bonds – 11.58%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	$5,500,000	$5,515,620
Laurentian Energy Authority
Cogeneration Revenue
Series A 5.00% 12/1/21	3,325,000	3,490,851
Sartell Environmental Improvement
Revenue (International Paper)
Series A 5.20% 6/1/27	1,000,000	1,017,250
Tobacco Securitization Authority
Revenue (Tobacco Settlement)
Series B 5.25% 3/1/26	2,000,000	2,289,060
5.25% 3/1/31	7,400,000	8,365,182
		20,677,963
Education Revenue Bonds – 16.56%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy)
5.75% 8/1/42	300,000	301,746
Minnesota Higher Education
Facilities Authority Revenue
(Augsburg College)
Series 6-J1 5.00% 5/1/28	1,500,000	1,546,035
(Carleton College)
Series D 5.00% 3/1/30	1,120,000	1,289,165
Series 6-T 5.00% 1/1/28	1,000,000	1,159,020
(College of St. Benedict)
Series 5-W 5.00% 3/1/20	2,000,000	2,019,160
Series 7-M
5.00% 3/1/31	300,000	320,988
5.125% 3/1/36	275,000	292,245
(St. Catherine University)
Series 7-Q 5.00% 10/1/32	700,000	795,291
(St. Mary’s University)
Series 5-U 4.80% 10/1/23	1,400,000	1,423,226
(St. Scholastic College)
Series H 5.25% 12/1/35	1,000,000	1,101,800
(University of St. Thomas)
Series 6-X 5.00% 4/1/29	2,250,000	2,459,768
Series 7-A 5.00% 10/1/39	1,000,000	1,121,200
Minnesota State
Colleges & Universities
Series A 4.00% 10/1/17	750,000	864,683
St. Paul Housing & Redevelopment
Authority Charter School
Lease Revenue
(Nova Classical Academy)
Series A 6.375% 9/1/31	750,000	822,068
University of Minnesota
Series A
5.00% 12/1/27	1,110,000	1,375,867
5.00% 12/1/28	1,880,000	2,321,292
5.00% 12/1/29	2,265,000	2,781,850
5.00% 12/1/31	1,000,000	1,216,150
5.00% 12/1/36	3,000,000	3,547,979
5.25% 4/1/29	1,000,000	1,187,010
Series C 5.00% 12/1/19	1,290,000	1,609,804
		29,556,347
Electric Revenue Bonds – 6.44%
Central Minnesota Municipal
Power Agency Revenue
(Brookings Southeast Twin
Cities Transportation)
5.00% 1/1/32	1,130,000	1,307,998
Chaska Electric Revenue
(Generating Facilities)
Series A 5.25% 10/1/25	250,000	269,843
Minnesota Municipal Power Agency
Electric Revenue Series A
5.00% 10/1/34	1,900,000	2,037,142
5.25% 10/1/19	1,610,000	1,745,111
Southern Minnesota Municipal
Power Agency Supply Revenue
Series A 5.25% 1/1/30	1,000,000	1,143,720
Western Minnesota Municipal Power
Agency Supply Revenue Series A
5.00% 1/1/25	3,000,000	3,747,209
5.00% 1/1/26	1,000,000	1,238,730
		11,489,753
Healthcare Revenue Bonds – 38.09%
Anoka Health Care Facility
Revenue (Homestead
Anoka Income Project)
Series A 7.00% 11/1/46	1,200,000	1,281,588
Center City Health Care
Facilities Revenue (Hazelden
Foundation Project)
4.75% 11/1/31	850,000	912,603
5.00% 11/1/41	1,600,000	1,740,608
Duluth Economic Development
Authority Revenue
(St. Lukes Hospital
Authority Obligation Group)
5.75% 6/15/32	200,000	206,746
6.00% 6/15/39	800,000	830,320
Fergus Falls Health Care Facilities
Revenue (Lake Region Healthcare)
5.00% 8/1/30	1,000,000	1,048,730
Glencoe Health Care Facilities
Revenue (Glencoe Regional
Health Services Project)
5.00% 4/1/25	2,000,000	2,030,460
Maple Grove Health Care System
Revenue (Maple Grove Hospital)
5.25% 5/1/37	1,100,000	1,156,881
Minneapolis Health Care System
Revenue (Fairview Health Services)
Series A 6.375% 11/15/23	605,000	732,909
Series A 6.625% 11/15/28	850,000	1,024,242
Series B 6.50% 11/15/38
(ASSURED GTY)	2,295,000	2,851,744
Series D 5.00% 11/15/34
(AMBAC)	2,000,000	2,074,600

(continues)       7

Statements of net assets

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal
	Amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Revenue (National
Marrow Donor Program Project)
4.875% 8/1/25	$1,000,000	$1,040,530
Minnesota Agricultural & Economic
Development Board Revenue
Un-Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	100,000	100,180
6.375% 11/15/29	195,000	195,421
Rochester Health Care & Housing
Revenue (Samaritan Bethany)
Series A 7.375% 12/1/41	1,220,000	1,378,417
Rochester Health Care Facilities
Revenue (Mayo Clinic)
4.00% 11/15/41	8,780,000	9,264,743
•Series C 4.50% 11/15/38	2,000,000	2,433,580
Sartell Health Care Facility Revenue
(Country Manor Campus Project)
5.25% 9/1/30	1,000,000	1,015,810
Shakopee Health Care Facilities
Revenue (St. Francis Regional
Medical Center) 5.25% 9/1/34	1,560,000	1,594,710
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,672,560
Series A 5.125% 5/1/30	4,425,000	4,917,767
St. Louis Park Health Care
Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	3,315,000	3,746,414
Series C 5.50% 7/1/23	1,000,000	1,127,310
St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	1,380,000	1,613,165
Series A-1 5.25% 11/15/29	1,395,000	1,568,887
(Childrens Health Care Facilities)
Series A1 5.00% 8/15/34 (AGM)	500,000	551,790
(Franciscan Health Elderly Project)
5.40% 11/20/42 (GNMA) (FHA)	2,700,000	2,705,373
(Health East Project)
6.00% 11/15/30	2,775,000	2,931,621
6.00% 11/15/35	2,500,000	2,626,075
(Health Partners Obligation Group
Project) 5.25% 5/15/36	2,000,000	2,090,740
(Regions Hospital Project)
5.30% 5/15/28	1,000,000	1,001,110
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	770,000	820,212
Washington County Housing &
Redevelopment Authority
Revenue (Birchwood & Woodbury
Projects) Series A 5.625% 6/1/37	1,500,000	1,529,460
Wayzata Senior Housing Revenue
(Folkestone Senior Living
Community) Series A
5.50% 11/1/32	420,000	434,204
5.75% 11/1/39	945,000	987,251
6.00% 5/1/47	1,475,000	1,555,845
Winona Health Care Facilities
Revenue (Winona Health
Obligated Group)
4.65% 7/1/26	465,000	488,492
4.75% 7/1/27	785,000	824,540
5.00% 7/1/23	1,010,000	1,099,607
5.00% 7/1/34	750,000	793,823
		68,001,068
Housing Revenue Bonds – 6.65%
Minneapolis Multifamily
Housing Revenue
•(Gaar Scott Loft Project)
5.95% 5/1/30 (AMT)
(LOC-U.S. Bank N.A.)	845,000	847,527
(Olson Townhomes Project)
6.00% 12/1/19 (AMT)	655,000	655,269
(Seward Towers Project)
5.00% 5/20/36 (GNMA)	2,000,000	2,057,320
(Sumner Housing Project) Series A
5.15% 2/20/45 (GNMA) (AMT)	2,000,000	2,021,840
Minnesota State Housing Finance
Agency Revenue (Mortgage
Backed Securities Program)
4.40% 7/1/32 (GNMA)
(FNMA) (FHLMC)	1,485,000	1,532,772
(Rental Housing)
Series A 5.00% 2/1/35 (AMT)	1,000,000	1,008,600
(Residential Housing)
•Series D 4.75% 7/1/32 (AMT)	915,000	943,026
Series I 5.15% 7/1/38 (AMT)	635,000	655,396
Series L 5.10% 7/1/38 (AMT)	1,345,000	1,397,778
Washington County Housing &
Redevelopment Authority
Revenue (Woodland Park
Apartments Project)
4.70% 10/1/32	750,000	752,430
		11,871,958
Lease Revenue Bonds – 8.72%
Andover Economic Development
Authority Public Facilities
Lease Revenue (Andover
Community Center)
5.125% 2/1/24	205,000	216,347
5.20% 2/1/29	410,000	433,104

	Principal
	Amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	$2,385,000	$2,404,080
5.25% 12/1/27	2,800,000	2,820,804
(Robert Street Office
Building Project)
Series 3-11 5.00% 12/1/27	2,000,000	2,083,740
University of Minnesota
Special Purpose Revenue
(State Supported Biomed
Science Research)
5.00% 8/1/35	1,040,000	1,202,822
5.00% 8/1/36	4,000,000	4,690,000
Virginia Housing & Redevelopment
Authority Health Care Facility
Lease Revenue
5.25% 10/1/25	680,000	707,778
5.375% 10/1/30	965,000	1,014,688
		15,573,363
Local General Obligation Bonds – 10.20%
City of Willmar (Rice Memorial
Hospital Project)
Series A 4.00% 2/1/32	2,940,000	3,213,331
Dakota County Community
Development Agency
(Senior Housing Facilities)
Series A 5.00% 1/1/23	1,100,000	1,203,565
Hopkins Independent School
District #270 Series A 5.00% 2/1/28	1,000,000	1,212,720
Minneapolis Special School
District #1 5.00% 2/1/19 (AGM)	1,175,000	1,191,920
Morris Independent School
District #769 5.00% 2/1/28
(NATL-RE)	3,750,000	3,803,999
Rocori Independent School District #750
(School Building) Series B
5.00% 2/1/22	1,010,000	1,202,052
5.00% 2/1/24	1,075,000	1,264,125
5.00% 2/1/25	1,115,000	1,306,167
5.00% 2/1/26	1,155,000	1,347,943
Thief River Falls Independent School
District # 564 (School Building)
Series A 4.00% 2/1/32	1,160,000	1,288,296
Washington County Housing &
Redevelopment Authority Series B
5.50% 2/1/22 (NATL-RE)	525,000	526,901
5.50% 2/1/32 (NATL-RE)	655,000	656,369
		18,217,388
§Pre-Refunded/Escrowed to Maturity Bonds – 21.75%
Dakota-Washington Counties
Housing & Redevelopment
Authority Revenue
(Bloomington Single Family
Residential Mortgage)
Series B 8.375% 9/1/21
(GNMA) (FHA) (VA) (AMT)	7,055,000	10,387,570
Minneapolis-St. Paul Metropolitan
Airports Commission Revenue
Series A 5.00% 1/1/22-13 (NATL-RE)	600,000	607,488
Southern Minnesota Municipal
Power Agency Supply
Revenue Refunding
Series A 5.75% 1/1/18-13	3,715,000	3,981,886
St. Paul Housing & Redevelopment
Authority Sales Tax
(Civic Center Project)
5.55% 11/1/23	2,300,000	2,659,904
5.55% 11/1/23 (NATL-RE) (IBC)	4,200,000	4,857,216
University of Minnesota Hospital &
Clinics 6.75% 12/1/16	2,580,000	3,093,523
University of Minnesota Series A
5.50% 7/1/21	4,000,000	5,047,280
5.75% 7/1/18	2,500,000	3,134,175
Western Minnesota Municipal Power
Agency Supply Revenue Series A
5.00% 1/1/30-13 (NATL-RE)	5,000,000	5,062,250
		38,831,292
Special Tax Revenue Bonds – 9.27%
Guam Government Business
Privilege Tax Revenue
Series A 5.25% 1/1/36	500,000	567,600
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 4.75% 12/15/27	1,905,000	2,176,805
Minneapolis Community Planning &
Economic Development
Department (Limited Tax
Supported Common Bond Fund)
6.25% 12/1/30	1,000,000	1,240,980
Series 1 5.50% 12/1/24 (AMT)	1,000,000	1,047,860
Series 1 6.75% 12/1/25 (AMT)	865,000	869,377
Series 5 5.70% 12/1/27	375,000	377,370
Minnesota Public Safety Radio
5.00% 6/1/23	2,845,000	3,371,069
Puerto Rico Sales Tax
Financing Revenue
^(Capital Appreciation) Series A
5.73% 8/1/44 (NATL-RE)	8,485,000	1,398,498
5.82% 8/1/45 (NATL-RE)	8,690,000	1,345,212
First Subordinate
Series A 5.75% 8/1/37	1,200,000	1,330,980
Series A-1 5.00% 8/1/43	1,750,000	1,824,165

(continues)       9

Statements of net assets

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal
	Amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Paul Port Authority (Brownsfields
Redevelopment Tax) Series 2
5.00% 3/1/37	$895,000	$1,007,627
		16,557,543
State & Territory General Obligation Bonds – 9.85%
Minnesota State Refunding
(State Various Purpose)
Series D 5.00% 8/1/24	2,700,000	3,441,744
Minnesota State (State Trunk Highway)
Series B
5.00% 10/1/22	5,500,000	7,007,385
5.00% 10/1/29	3,715,000	4,559,122
Puerto Rico Commonwealth
Public Improvement Series A
5.00% 7/1/41	1,000,000	1,004,910
5.75% 7/1/41	1,500,000	1,572,915
		17,586,076
Transportation Revenue Bonds – 2.16%
Minneapolis - St. Paul Metropolitan
Airports Commission
Revenue Series A
5.00% 1/1/28 (NATL-RE)	1,335,000	1,342,676
5.00% 1/1/35 (AMBAC)	2,000,000	2,081,061
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation)
Series 3 5.00% 12/1/36	380,000	424,642
		3,848,379
Water & Sewer Revenue Bonds – 1.61%
Metropolitan Council Wastewater
Series B 4.00% 9/1/27	1,145,000	1,288,469
St. Paul Sewer Revenue
Series D 5.00% 12/1/21	1,325,000	1,582,328
		2,870,797

Total Municipal Bonds
(cost $236,711,360)		255,081,927

Total Value of Securities – 142.88%
(cost $236,711,360)		255,081,927
†Liquidation Value of Preferred
Stock – (42.01%)		(75,000,000)
Liabilities Net of Receivables and
Other Assets – (0.87%)		(1,549,431)
Net Assets Applicable to 11,504,975
Shares Outstanding; Equivalent to
$15.52 Per Share – 100.00%		$178,532,496

Components of Net Assets at September 30, 2012:
Common stock, $0.01 par value, 200 million shares
authorized to the Fund		$157,931,075
Undistributed net investment income		1,716,382
Accumulated net realized gain on investments		514,472
Net unrealized appreciation of investments		18,370,567
Total net assets		$178,532,496

•	Variable rate security. The rate shown is the rate as of September 30, 2012. Interest rates reset periodically.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

^	Zero coupon security. The rate shown is the yield at the time of purchase.
†	See Note 6 in “Notes to financial statements.”

Summary of Abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation collateral
FNMA — Federal National Mortgage Association collateral
GNMA — Government National Mortgage Association collateral
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
VA — Veterans Administration collateral

See accompanying notes, which are an integral part of the financial statements.

Delaware Investments® National Municipal Income Fund
September 30, 2012 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 142.25%
Corporate-Backed Revenue Bonds – 17.22%
Buckeye, Ohio Tobacco Settlement
Financing Authority Asset-Backed
Senior Turbo Series A-2
5.875% 6/1/47	$480,000	$388,483
6.50% 6/1/47	430,000	381,371
Delaware State Economic
Development Authority Exempt
Facilities (Indian River Power)
5.375% 10/1/45	500,000	548,150
Golden State, California Tobacco
Securitization Corporate Settlement
Revenue (Asset-Backed Senior
Notes) Series A-1
5.125% 6/1/47	370,000	286,003
5.75% 6/1/47	1,615,000	1,382,456
Harris County, Texas Industrial
Development Solid Waste
Disposal Revenue (Deer Park
Refining Project) 5.00% 2/1/23	150,000	167,700
Illinois Railsplitter Tobacco Settlement
Authority 6.25% 6/1/24	500,000	563,060
Louisiana Local Government
Environmental Facilities &
Community Development
Authority (Westlake Chemical)
Series A 6.50% 8/1/29	645,000	761,139
Series A-1 6.50% 11/1/35	255,000	298,110
Maryland Economic Development
Port Facilities Revenue (CNX
Marine Terminals) 5.75% 9/1/25	260,000	283,442
M-S-R Energy Authority California
Gas Series C 7.00% 11/1/34	1,000,000	1,378,730
• Navajo County, Arizona Pollution
Control Revenue
Series D 5.75% 6/1/34	500,000	564,715
New Jersey Economic Development
Authority Special Facilities
Revenue (Continental Airlines
Project) 5.25% 9/15/29 (AMT)	500,000	511,080
New Jersey Tobacco Settlement
Financing Series 1A 5.00% 6/1/41	1,000,000	835,320
New York Liberty Development
Revenue (Goldman Sachs
Headquarters) 5.25% 10/1/35	500,000	587,180
Ohio State Air Quality Development
Authority Revenue (First Energy
Generation) Series A
5.70% 8/1/20	260,000	304,556
Pennsylvania Economic Development
Financing Authority Exempt
Facilities Revenue (Allegheny
Energy Supply) 7.00% 7/15/39	345,000	414,062
Pima County, Arizona Industrial
Development Authority Pollution
Control Revenue (Tucson Electric
Power San Juan) 5.75% 9/1/29	250,000	266,890
Salt Verde Financial, Arizona Gas
Revenue Senior Note
5.00% 12/1/37	400,000	440,116
St. John the Baptist Parish, Louisiana
(Marathon Oil)
Series A 5.125% 6/1/37	500,000	532,295
Suffolk County, New York Tobacco
Asset Securitization
Series B 5.00% 6/1/32	750,000	804,968
		11,699,826
Education Revenue Bonds – 22.15%
Arizona Board of Regents System
Revenue (University of Arizona)
Series A 5.00% 6/1/39	500,000	554,795
Bowling Green, Ohio Student
Housing Revenue (CFP I State
University Project) 6.00% 6/1/45	270,000	291,835
California Statewide Communities
Development Authority School
Facility Revenue (Aspire Public
Schools) 6.125% 7/1/46	625,000	647,056
California Statewide Communities
Development Authority Student
Housing Revenue (Irvine, LLC -
UCI East Campus) 6.00% 5/15/23	470,000	525,986
Iowa Higher Education Loan
Authority Revenue (Private
College Facility) 5.00% 10/1/38	500,000	529,360
Lakeland Florida Educational Facilities
Revenue (Florida Southern
College) 5.00% 9/1/42	1,110,000	1,185,612
Marietta, Georgia Development
Authority Revenue (Life University
Project) 7.00% 6/15/39	430,000	452,184
Maryland Health & Higher
Educational Facilities Authority
(Loyola University) Series A
5.00% 10/1/39	650,000	747,422
Maryland State Economic
Development Student Housing
Revenue (University of Maryland
College Park Projects)
5.75% 6/1/33	370,000	406,993
Massachusetts State Health &
Educational Facilities Authority
Revenue (Harvard University)
Series A 5.00% 12/15/29	600,000	732,462
Metropolitan Government Nashville &
Davidson Counties, Tennessee
Health and Educational Facilities
Building (Belmont University
Project) 5.00% 11/1/29	515,000	565,645
Missouri State Health & Educational
Facilities Authority Revenue
(Washington University)
Series B 5.00% 11/15/30	600,000	738,546

(continues)       11

Statements of net assets

Delaware Investments® National Municipal Income Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County, New York Industrial
Development Revenue (Nazareth
College Rochester Project)
5.50% 10/1/41	$500,000	$558,065
Montgomery County, Pennsylvania
Higher Education & Health
Authority Revenue (Arcadia
University) 5.25% 4/1/30	550,000	600,732
New Jersey Economic Development
Authority Revenue (MSU Student
Housing Project) 5.875% 6/1/42	735,000	819,606
New York City, New York Trust for
Cultural Resources (Whitney
Museum of American Art)
5.00% 7/1/31	500,000	567,750
New York State Dormitory Authority
(Columbia University)
5.00% 10/1/41	600,000	701,052
Oregon State Facilities Authority
Revenue (CHF–Ashland)
5.00% 7/1/44 (AGM)	1,000,000	1,082,180
#(Concordia University Project)
144A Series A 6.125% 9/1/30	135,000	147,227
Pennsylvania State Higher
Educational Facilities Authority
Student Housing Revenue
(Edinboro University Foundation)
5.80% 7/1/30	400,000	449,292
(University Properties – East
Stroudsburg University)
5.25% 7/1/19	510,000	570,104
Phoenix, Arizona Industrial
Development Authority Revenue
(Rowan University) 5.00% 6/1/42	1,000,000	1,084,120
Private Colleges & Universities
Authority Revenue (Mercer
University Project) Series A
5.00% 10/1/32	135,000	146,349
Troy, New York Capital Resource
Revenue (Rensselaer Polytechnic)
Series A 5.125% 9/1/40	600,000	667,176
Wyoming Community Development
Authority Student Housing
Revenue (CHF-Wyoming LLC)
6.50% 7/1/43	250,000	277,433
		15,048,982
Electric Revenue Bonds – 5.13%
Long Island, New York Power
Authority Series A 5.00% 9/1/42	1,000,000	1,120,820
Puerto Rico Electric Power
Authority Revenue
Series A 5.00% 7/1/42	1,000,000	994,550
Series WW 5.50% 7/1/38	200,000	209,774
Series XX 5.25% 7/1/40	805,000	811,311
Series ZZ 5.25% 7/1/26	330,000	348,688
		3,485,143
Healthcare Revenue Bonds – 24.18%
Arizona Health Facilities Authority
Revenue (Catholic Healthcare
West) Series D 5.00% 7/1/28	500,000	547,445
Brevard County, Florida Health
Facilities Authority Revenue
(Heath First Project) 7.00% 4/1/39	90,000	112,014
Butler County, Pennsylvania Hospital
Authority Revenue (Butler Health
System Project) 7.125% 7/1/29	300,000	360,822
California State Health Facilities
Financing Authority Revenue
(Stanford Hospital Clinics)
5.00% 8/15/42	1,000,000	1,123,899
California Statewide Communities
Development Authority (Kaiser
Permanente) Series A
5.00% 4/1/42	1,000,000	1,102,980
Dauphin County, Pennsylvania
General Authority Revenue
(Pinnacle Health System Project)
5.00% 6/1/42	770,000	832,840
Hawaii Pacific Health Special Purpose
Revenue Series A 5.50% 7/1/40	300,000	329,007
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers)
7.00% 8/15/44	450,000	540,212
Koyukuk, Alaska Revenue (Tanana
Chiefs Conference Health Care
Facility Project) 7.75% 10/1/41	300,000	329,499
Louisiana Public Facilities Authority
Revenue (Ochsner Clinic
Foundation Project) 6.50% 5/15/37	105,000	126,504
Lycoming County, Pennsylvania
Authority Health System Revenue
(Susquehanna Health System
Project) Series A 5.50% 7/1/28	500,000	548,495
Maine Health & Higher Educational
Facilities Authority Revenue
(Maine General Medical Center)
6.75% 7/1/41	300,000	353,505
Maricopa County, Arizona Industrial
Development Authority Health
Facilities Revenue (Catholic
Healthcare West) Series A
6.00% 7/1/39	500,000	577,060
Maryland Health & Higher Educational
Facilities Authority Revenue
(Carroll Hospital) Series A
5.00% 7/1/37	500,000	554,320
Monroe County, Pennsylvania
Hospital Authority Revenue
(Pocono Medical Center) Series A
5.00% 1/1/41	500,000	536,540
Montgomery County, Pennsylvania
Industrial Development Authority
Revenue (Mtg-Whitemarsh
Continuing Care) 6.25% 2/1/35	675,000	686,516

	Principal
	Amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hampshire Health & Education
Facilities Authority Revenue
(Dartmouth-Hitchcock Medical
Center) 6.00% 8/1/38	$300,000	$353,757
New Jersey Health Care Facilities
Financing Authority Revenue
Refunding (St. Peters University
Hospital) 6.25% 7/1/35	300,000	339,372
New Mexico State Hospital
Equipment Loan Council Revenue
(Presbyterian Healthcare)
5.00% 8/1/39	500,000	541,935
New York State Dormitory Authority
Revenue Non State Supported
Debt (Orange Regional Medical
Center) 6.25% 12/1/37	500,000	547,810
Ohio State Hospital Facilities Revenue
Refunding (Cleveland Clinic
Health) Series A 5.50% 1/1/39	300,000	337,479
Orange County Health Facilities
Authority Revenue (Mayflower
Retirement Center)
5.00% 6/1/32	400,000	419,628
5.00% 6/1/36	250,000	259,883
5.125% 6/1/42	750,000	786,330
Pennsylvania Higher Educational
Facilities Authority Revenue
(University of Pennsylvania Health
System) Series A 5.00% 8/15/42	1,000,000	1,115,939
Philadelphia, Pennsylvania Hospitals &
Higher Education Facilities
Authority Revenue (Temple
University Health System) Series A
5.50% 7/1/30	300,000	314,139
University Medical Center, Tucson,
Arizona Hospital Revenue
6.50% 7/1/39	500,000	582,840
West Virginia Hospital Finance
Authority (Highland Hospital
Obligation Group) 9.125% 10/1/41	500,000	617,120
Yavapai County, Arizona Industrial
Development Authority Revenue
(Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	1,500,000	1,554,254
		16,432,144
Housing Revenue Bonds – 2.47%
California Municipal Finance Authority
Mobile Home Park Revenue
(Caritas Projects) Series A
5.50% 8/15/47	750,000	793,905
6.40% 8/15/45	430,000	475,266
Florida Housing Finance Homeowner
Mortgage Revenue Series 2
5.90% 7/1/29 (NATL-RE) (AMT)	205,000	207,327
Puerto Rico Housing Finance
Authority (Subordinated-Capital
Fund Modernization)
5.50% 12/1/18	175,000	204,829
		1,681,327
Lease Revenue Bonds – 12.59%
California State Public Works Board
Lease Revenue (Various Capital
Projects) Series A 5.00% 4/1/37	1,000,000	1,090,420
Capital Area, Austin, Texas Cultural
Education Facilities Finance
Revenue (Roman Catholic
Diocese) Series B 6.125% 4/1/45	105,000	115,910
Hudson Yards, New York
Infrastructure Revenue Series A
5.75% 2/15/47	1,100,000	1,301,080
Idaho State Building Authority
Revenue (Health & Welfare
Project) Series A 5.00% 9/1/24	135,000	167,597
(State Police) Series I
5.00% 9/1/23	760,000	944,596
New Jersey Economic Development
Authority (School Facilities
Construction) Series EE
5.00% 9/1/18	100,000	121,192
New York City, New York Industrial
Development Agency (Senior Trips)
Series A 5.00% 7/1/28 (AMT)	250,000	265,143
New York Liberty Development
Revenue (4 World Trade Center)
5.75% 11/15/51	1,970,000	2,333,228
(7 World Trade Center)
Class 1 5.00% 9/15/40	360,000	411,124
Class 2 5.00% 9/15/43	640,000	705,645
Pima County, Arizona Industrial
Development Authority Metro
Police Facility Revenue
(Nevada Project) Series A
5.25% 7/1/31	500,000	547,035
5.375% 7/1/39	500,000	550,275
		8,553,245
Local General Obligation Bonds – 3.61%
• Gila County, Arizona Unified School
District #10 (Payson School
Improvement Project of 2006)
Series A 5.25% 7/1/27 (AMBAC)	500,000	556,910
Maricopa County, Arizona School
District #6 (Washington)
Refunding Series A
5.375% 7/1/13 (AGM)	1,250,000	1,297,375
New York City, New York
Series A-1 5.25% 8/15/21	250,000	307,015
Series I-1 5.375% 4/1/36	250,000	290,560
		2,451,860

(continues)       13

Statements of net assets

Delaware Investments® National Municipal Income Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bond – 1.86%
Salt River Project, Arizona
Agricultural Improvement &
Power District Revenue Series B
5.00% 1/1/25-13	$1,250,000	$1,265,600
		1,265,600
Special Tax Revenue Bonds – 18.41%
Anne Arundel County, Maryland
Special Obligation Revenue
(National Business Park-North
Project) 6.10% 7/1/40	200,000	217,132
Brooklyn Arena Local Development,
New York Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40	940,000	1,096,585
6.50% 7/15/30	300,000	360,495
California State Economic Recovery
Series A 5.25% 7/1/21	260,000	320,874
California Statewide Communities
Development Authority Revenue
(Statewide Inland Regional Center
Project) 5.375% 12/1/37	500,000	511,390
Glendale, Arizona Municipal Property
Series A 5.00% 7/1/33 (AMBAC)	1,000,000	1,014,880
Guam Government Business Privilege
Tax Revenue Series B-1
5.00% 1/1/42	1,000,000	1,108,100
Massachusetts Bay Transportation
Authority Senior Series A
5.25% 7/1/29	200,000	271,128
Miami-Dade County, Florida Special
Obligation (Capital Appreciation &
Income) 5.00% 10/1/35 (NATL-RE)	1,000,000	1,050,210
Mosaic District, Virginia Community
Development Authority Series A
6.875% 3/1/36	520,000	588,635
New York City, New York Industrial
Development Agency Civic Facility
Revenue (YMCA of Greater New
York Project) 5.00% 8/1/36	1,000,000	1,050,310
New York State Dormitory Authority
(State Personal Income Tax
Revenue-Education) Series A
5.00% 3/15/38	570,000	657,427
Peoria, Arizona Municipal
Development Authority Sales Tax &
Excise Shared Revenue (Senior
Lien & Subordinate Lien)
5.00% 1/1/18	1,085,000	1,286,863
Puerto Rico Sales Tax Financing
Revenue Series C 5.00% 8/1/40	600,000	648,228
First Subordinated
Series A 5.75% 8/1/37	245,000	271,742
Series C 6.00% 8/1/39	300,000	337,341
Ω(Convertible Capital Appreciation
Bonds) 6.75% 8/1/32	220,000	228,012
San Mateo, California Special Tax
Community Facilities District
#2008-1 (Bay Meadows)
6.00% 9/1/42	95,000	103,756
Virginia Public Building Authority
Series A 5.00% 8/1/26	1,000,000	1,218,900
^ Wyandotte County, Kansas City,
Kansas Unified Government
Special Obligation Revenue
(Capital Appreciation) Sales Tax
Subordinate Lien Series B
6.07% 6/1/21	250,000	170,093
		12,512,101
State & Territory General Obligation Bonds – 9.53%
California State Various Purposes
5.00% 9/1/41	460,000	510,071
5.00% 10/1/41	440,000	488,286
5.25% 11/1/40	320,000	367,536
6.00% 4/1/38	105,000	125,658
New Jersey Economic Development
Authority Revenue
5.00% 6/15/28	200,000	222,164
5.00% 6/15/29	800,000	883,144
New York State Series A
5.00% 2/15/39	300,000	351,261
Oregon State Series K 5.00% 5/1/22	1,000,000	1,296,970
Puerto Rico Commonwealth
(Public Improvement) Series A
5.00% 7/1/41	1,100,000	1,105,401
5.50% 7/1/39	235,000	243,140
5.75% 7/1/41	500,000	524,305
Series C 6.00% 7/1/39	335,000	354,276
		6,472,212
Transportation Revenue Bonds – 19.44%
Bay Area, California Toll Authority
Revenue (San Francisco Bay Area)
5.00% 4/1/27	750,000	915,825
Central Texas Regional Mobility
Authority Revenue Senior Lien
6.00% 1/1/41	520,000	608,436
Harris County, Texas Metropolitan
Transit Authority Series A
5.00% 11/1/24	500,000	613,025
Maryland State Economic
Development Revenue
(Transportation Facilities Project)
Series A 5.75% 6/1/35	255,000	279,898
Metropolitan Transportation
Authority, New York
Series A 5.00% 11/15/41	500,000	556,305
Series E 4.00% 11/15/38	1,000,000	1,030,150

	Principal
	Amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Washington D.C.
Airports Authority Dulles Toll
Road Revenue (First Senior Lien)
Series A 5.25% 10/1/44	$245,000	$272,648
New York Liberty Development
Revenue (1 World Trade Center
Port Authority Construction)
5.00% 12/15/41	500,000	563,435
North Texas Tollway Authority Special
Projects System Series A
5.00% 9/1/20	250,000	311,720
Pennsylvania Turnpike Commission
Subordinate (Special Motor
License Fund)
5.00% 12/1/22	500,000	600,980
Series B 5.00% 12/1/41	500,000	564,470
Phoenix, Arizona Civic Improvement
Airport Revenue (Senior Lien)
Series B 5.25% 7/1/27 (NATL-RE)
(FGIC) (AMT)	1,000,000	1,001,570
Port Authority of New York & New
Jersey Special Obligation Revenue
(JFK International Air Terminal)
6.00% 12/1/42	230,000	268,691
6.50% 12/1/28	500,000	548,540
Regional Transportation, Colorado
District Revenue (Denver Transit
Partners) 6.00% 1/15/41	500,000	580,735
St. Louis, Missouri Airport Revenue
(Lambert St. Louis International)
5.00% 7/1/32 (AMT)	1,000,000	1,073,800
Series A-1 6.625% 7/1/34	325,000	385,739
Texas Private Activity Bond Surface
Transportation Senior
Lien Revenue
(LBJ Infrastructure)
7.00% 6/30/40	285,000	349,610
7.50% 6/30/33	665,000	847,888
(NTE Mobility Partners)
6.875% 12/31/39	1,000,000	1,206,001
7.50% 12/31/31	500,000	628,230
		13,207,696
Water & Sewer Revenue Bonds – 5.66%
Atlanta, Georgia Water &
Wastewater Revenue Series A
6.25% 11/1/39	800,000	964,952
New York City, New York Municipal
Water Finance Authority (Second
Generation Resolution) Fiscal
2012 Series BB 5.25% 6/15/44	525,000	616,912
Phoenix, Arizona Civic Improvement
Wastewater Systems Revenue
(Junior Lien) Series A
5.00% 7/1/39	900,000	1,037,142
San Francisco, California City &
County Public Utilities
Commission Subordinate Series F
5.00% 11/1/27	500,000	600,660
Texas State Series C 5.00% 8/1/22	500,000	628,555
		3,848,221
Total Municipal Bonds
(cost $88,585,350)		96,658,357

Short-Term Investments – 1.10%
¤Variable Rate Demand Notes – 1.10%
Colorado Educational & Cultural
Facilities Authority Revenue
(National Jewish Federation
Bond Program) Series D-7 0.20%
2/1/35 (LOC-JPMorgan Chase
Bank N.A.)	500,000	500,000
St. Paul, Minnesota Port Authority
Revenue (Minnesota Public Radio
Project) Series 7 0.21% 5/1/25
(LOC-JPMorgan Chase Bank N.A.)	250,000	250,000
Total Short-Term Investments
(cost $750,000)		750,000

Total Value of Securities – 143.35%
(cost $89,335,350)		97,408,357
†Liquidation Value of Preferred
Stock – (44.15%)		(30,000,000)
Receivables and Other Assets
Net of Liabilities – 0.80%		541,671
Net Assets Applicable to 4,528,443
Shares Outstanding; Equivalent to
$15.01 Per Share – 100.00%		$67,950,028

Components of Net Assets at September 30, 2012:
Common stock, $0.01 par value, unlimited shares
authorized to the Fund		$60,617,476
Undistributed net investment income		648,862
Accumulated net realized loss on investments		(1,389,317)
Net unrealized appreciation of investments		8,073,007
Total net assets		$67,950,028

(continues)       15

Statements of net assets

Delaware Investments® National Municipal Income Fund

•	Variable rate security. The rate shown is the rate as of September 30, 2012. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2012, the aggregate value of Rule 144A securities was $147,227, which represented 0.22% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.
†	See Note 6 in “Notes to financial statements.”

Summary of Abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by Financial Guaranty Insurance Company
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Delaware Investments® Closed-End Municipal Bond Funds
September 30, 2012 (Unaudited)

	Delaware	Delaware	Delaware
	Investments	Investments	Investments
	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Income	Income	Income
	Fund, Inc.	Fund II, Inc.	Fund
Assets:
Investments, at value	$104,512,878	$255,081,927	$96,658,357
Short-term investments, at value	—	—	750,000
Cash	206,904	1,342,667	165,765
Receivable for securities sold	—	2,447,240	15,221
Interest income receivable	1,370,568	3,518,020	1,291,741
Organization expense for preferred shareholders	211,242	362,284	60,212
Other assets	—	—	218,403
Total assets	106,301,592	262,752,138	99,159,699

Liabilities:
Liquidation value of preferred stock	30,000,000	75,000,000	30,000,000
Payable for securities purchased	—	8,367,462	893,558
Due to manager and affiliates	36,099	86,615	33,412
Other accrued expenses	19,613	19,938	—
Distributions payable	756,783	745,627	282,701
Total liabilities	30,812,495	84,219,642	31,209,671

Total net assets	$75,489,097	$178,532,496	$67,950,028

Investments, at cost	$96,709,911	$236,711,360	$88,585,350
Short-term investments, at cost	—	—	750,000

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware Investments® Closed-End Municipal Bond Funds
Six Months Ended September 30, 2012 (Unaudited)

	Delaware	Delaware	Delaware
	Investments	Investments	Investments
	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Income	Income	Income
	Fund, Inc.	Fund II, Inc.	Fund
Investment Income:
Interest	$2,319,932	$5,444,837	$2,122,895

Expenses:
Management fees	209,552	502,631	192,547
Legal fees	31,205	69,796	60,517
Accounting and administration expenses	20,392	48,912	18,737
Dividend disbursing and transfer agent fees and expenses	18,065	36,428	21,649
Rating agency fees	15,848	15,631	15,835
Audit and tax	8,762	10,539	8,813
Reports and statements to shareholders	7,456	12,644	8,518
Pricing fees	3,508	5,648	6,936
Taxes (Pennsylvania franchise tax)	2,500	6,000	—
Stock exchange fees	2,339	5,616	2,045
Directors’/Trustees’ fees	1,624	3,828	1,435
Dues and services	702	1,954	1,006
Custodian fees	653	1,602	739
Insurance fees	511	1,883	607
Consulting fees	390	906	311
Registration fees	308	308	308
Directors’/Trustees’ expenses	57	143	48
Total operating expenses	323,872	724,469	340,051
Net Investment Income	1,996,060	4,720,368	1,782,844

Net Realized and Unrealized Gain:
Net realized gain on investments	20,905	642,526	333,320
Net change in unrealized appreciation (depreciation) of investments	3,183,782	5,823,264	3,821,951
Net Realized and Unrealized Gain	3,204,687	6,465,790	4,155,271

Dividends and Distributions to Preferred Shareholders	(211,226)	(519,009)	(207,603)
Net Increase in Net Assets Resulting from Operations	$4,989,521	$10,667,149	$5,730,512

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Investments® Closed-End Municipal Bond Funds

	Delaware Investments		Delaware Investments
	Colorado Municipal		Minnesota Municipal
	Income Fund, Inc.		Income Fund II, Inc.
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/12	3/31/12	9/30/12	3/31/12
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,996,060	$3,233,923	$4,720,368	$7,747,076
Net realized gain	20,905	976,769	642,526	1,701,330
Net change in unrealized appreciation (depreciation)	3,183,782	6,668,604	5,823,264	11,778,378
Dividends and distributions to preferred shareholders	(211,226)	(149,762)	(519,009)	(374,404)
Net increase in net assets resulting from operations	4,989,521	10,729,534	10,667,149	20,852,380

Dividends and Distributions to Common Shareholders from:
Net investment income	(1,668,800)	(2,805,518)	(3,969,216)	(6,672,886)
Net realized gain	(445,013)	—	—	—
	(2,113,813)	(2,805,518)	(3,969,216)	(6,672,886)

Net Increase in Net Assets	2,875,708	7,924,016	6,697,933	14,179,494

Net Assets:
Beginning of period	72,613,389	64,689,373	171,834,563	157,655,069
End of period	$75,489,097	$72,613,389	$178,532,496	$171,834,563

Undistributed net investment income	$711,778	$598,215	$1,716,382	$1,504,205

	Delaware Investments
	National Municipal
	Income Fund
	Six Months	Year
	Ended	Ended
	9/30/12	3/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,782,844	$2,343,640
Net realized gain	333,320	909,697
Net change in unrealized appreciation (depreciation)	3,821,951	4,515,112
Dividends and distributions to preferred shareholders	(207,603)	(18,904)
Net increase in net assets resulting from operations	5,730,512	7,749,545

Dividends and Distributions to Common Shareholders from:
Net investment income	(1,267,964)	(2,295,215)
Net realized gain	—	—
	(1,267,964)	(2,295,215)

Capital Share Transactions:
Net assets from merger to Common Shareholders*	—	40,715,147
Tender offer**	—	(13,240,759)
	—	27,474,388

Net Increase in Net Assets	4,462,548	32,928,718

Net Assets:
Beginning of period	63,487,480	30,558,762
End of period	$67,950,028	$63,487,480

Undistributed net investment income	$648,862	$376,432

*	See Note 7 in “Notes to financial statements.”
**	See Note 6 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments® Colorado Municipal Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11	3/31/10	3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$15.010	$13.370	$13.990	$13.220	$14.260	$15.100

Income (loss) from investment operations:
Net investment income	0.413	0.669	0.601	0.607	0.755	0.937
Net realized and unrealized gain (loss)	0.668	1.582	(0.651)	0.733	(0.965)	(0.604)
Dividends and distributions on preferred stock from:
Net investment income	(0.044)	(0.031)	—	—	(0.173)	(0.264)
Net realized gain	—	—	—	—	—	(0.050)
Total dividends and distributions on preferred stock	(0.044)	(0.031)	—	—	(0.173)	(0.314)
Total from investment operations	1.037	2.220	(0.050)	1.340	(0.383)	0.019

Less dividends and distributions to common shareholders from:
Net investment income	(0.345)	(0.580)	(0.570)	(0.570)	(0.657)	(0.720)
Net realized gain	(0.092)	—	—	—	—	(0.139)
Total dividends and distributions	(0.437)	(0.580)	(0.570)	(0.570)	(0.657)	(0.859)

Net asset value, end of period	$15.610	$15.010	$13.370	$13.990	$13.220	$14.260

Market value, end of period	$15.150	$14.600	$12.450	$13.390	$11.240	$15.060

Total investment return based on:[2]
Market value	6.72%	22.41%	(3.00% )	24.49%	(21.63% )	(0.14% )
Net asset value	6.96%	17.19%	(0.30% )	10.55%	(2.66% )	(0.19% )

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$75,489	$72,613	$64,689	$67,651	$63,952	$68,973
Ratio of expenses to average net assets applicable to common shares[3]	0.87%	0.73%	0.56%	0.56%	0.91%	1.03%
Ratio of net investment income to average net assets
applicable to common shares[3]	5.34%	4.68%	4.31%	4.41%	5.55%	6.37%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares[4]	4.78%	4.46%	4.31%	4.41%	4.28%	4.23%
Portfolio turnover	2%	64%	10%	20%	16%	16%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[5]	$30,000	$30,000	$—	$—	$—	$40,000
Net asset coverage per share of preferred shares, end of period[5]	$351,630	$342,045	$—	$—	$—	$136,216
Liquidation value per share of preferred shares[5,6]	$100,000	$100,000	$—	$—	$—	$50,000

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
3 Ratios do not reflect the effect of dividend payments to preferred shareholders, if applicable.
4 Ratio reflects total net investment income less dividends paid to preferred shareholders, if applicable, divided by average net assets applicable to common shareholders.
5 In 2008, the Fund redeemed all of its preferred shares at par plus accumulated dividends amounting to $40,042,778. In November 2011, the Fund issued a new series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share.
6 Excluding any accumulated but unpaid dividends.

See accompanying notes, which are an integral part of the financial statements.

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11	3/31/10	3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$14.940	$13.700	$14.060	$13.140	$14.190	$14.880

Income (loss) from investment operations:
Net investment income	0.410	0.673	0.612	0.602	0.776	0.962
Net realized and unrealized gain (loss)	0.560	1.180	(0.402)	0.888	(1.013)	(0.674)
Dividends and distributions on preferred stock from:
Net investment income	(0.045)	(0.033)	—	—	(0.175)	(0.318)
Total dividends and distributions on preferred stock	(0.045)	(0.033)	—	—	(0.175)	(0.318)
Total from investment operations	0.925	1.820	0.210	1.490	(0.412)	(0.030)

Less dividends to common shareholders from:
Net investment income	(0.345)	(0.580)	(0.570)	(0.570)	(0.638)	(0.660)
Total dividends	(0.345)	(0.580)	(0.570)	(0.570)	(0.638)	(0.660)

Net asset value, end of period	$15.520	$14.940	$13.700	$14.060	$13.140	$14.190

Market value, end of period	$15.420	$14.230	$12.600	$12.740	$11.250	$13.450

Total investment return based on:[2]
Market value	10.87%	17.95%	3.32%	18.58%	(11.91% )	(3.58% )
Net asset value	6.29%	13.90%	1.80%	12.04%	(2.48% )	0.08%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$178,532	$171,835	$157,655	$161,723	$151,184	$163,305
Ratio of expenses to average net assets applicable to common shares[3,5]	0.82%	0.70%	0.56%	0.56%	0.98%	1.18%
Ratio of net investment income to average net assets
applicable to common shares[3]	5.36%	4.67%	4.35%	4.36%	5.74%	6.61%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares[4]	4.77%	4.44%	4.35%	4.36%	4.45%	4.43%
Portfolio turnover	11%	44%	9%	19%	15%	6%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$75,000	$75,000	$—	$—	$—	$95,000
Net asset coverage per share of preferred shares, end of period[6]	$338,043	$329,113	$—	$—	$—	$135,950
Liquidation value per share of preferred shares[6,7]	$100,000	$100,000	$—	$—	$—	$50,000

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
3 Ratios do not reflect the effect of dividend payments to preferred shareholders, if applicable.
4 Ratio reflects total net investment income less dividends paid to preferred shareholders, if applicable, divided by average net assets applicable to common shareholders.
5 The ratio of expenses to average net assets applicable to common shares includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs for the years ended March 31, 2009 and 2008. See Notes 1 and 8 in “Notes to financial statements.”
6 In 2008, the Fund redeemed all of its preferred shares at par plus accumulated dividends amounting to $95,083,577. In November 2011, the Fund issued a new series of 750 variable rate preferred shares, with a liquidation preference of $100,000 per share.
7 Excluding any accumulated but unpaid dividends.

See accompanying notes, which are an integral part of the financial statements.

(continues)       21

Financial highlights

Delaware Investments® National Municipal Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/12[1]	3/31/12	3/31/11	3/31/10	3/31/09	3/31/08
	(Unaudited)
Net asset value, beginning of period	$14.020	$12.620	$13.070	$11.960	$13.360	$14.560

Income (loss) from investment operations:
Net investment income	0.394	0.535	0.610	0.571	0.704	0.919
Net realized and unrealized gain (loss)	0.922	1.409	(0.532)	1.049	(1.367)	(1.081)
Dividends and distributions on preferred stock from:
Net investment income	(0.046)	(0.004)	—	—	(0.172)	(0.311)
Net realized gain	—	—	—	—	—	(0.015)
Total dividends and distributions on preferred stock	(0.046)	(0.004)	—	—	(0.172)	(0.326)
Total from investment operations	1.270	1.940	0.078	1.620	(0.835)	(0.488)

Less dividends and distributions to common shareholders from:
Net investment income	(0.280)	(0.540)	(0.528)	(0.510)	(0.565)	(0.668)
Net realized gain	—	—	—	—	—	(0.044)
Total dividends and distributions	(0.280)	(0.540)	(0.528)	(0.510)	(0.565)	(0.712)

Net asset value, end of period	$15.010	$14.020	$12.620	$13.070	$11.960	$13.360

Market value, end of period	$14.180	$13.240	$12.200	$12.140	$10.850	$11.950

Total investment return based on:[2]
Market value	9.28%	13.19%	4.78%	16.69%	(4.31% )	(13.11% )
Net asset value	9.24%	15.87%	0.67%	13.97%	(5.65% )	(3.05% )

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$67,950	$63,487	$30,559	$31,650	$28,967	$32,365
Ratio of expenses to average net assets applicable to common shares[3]	1.03%	0.99%	0.65%	0.63%	1.06%	1.16%
Ratio of net investment income to average net assets
applicable to common shares[3]	5.39%	3.99%	4.64%	4.48%	5.63%	6.54%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares[4]	4.76%	3.96%	4.64%	4.48%	4.25%	4.22%
Portfolio turnover	19%	101%	50%	69%	36%	17%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[5]	$30,000	$30,000	$—	$—	$—	$20,000
Net asset coverage per share of preferred shares, end of period[5]	$326,500	$311,625	$—	$—	$—	$130,914
Liquidation value per share of preferred shares[5,6]	$100,000	$100,000	$—	$—	$—	$50,000

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
3 Ratios do not reflect the effect of dividend payments to preferred shareholders, if applicable.
4 Ratio reflects total net investment income less dividends paid to preferred shareholders, if applicable, divided by average net assets applicable to common shareholders.
5 In 2008, the Fund redeemed all of its preferred shares at par plus accumulated dividends amounting to $20,019,516. In March 2012, the Fund issued a new series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share.
6 Excluding any accumulated but unpaid dividends.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds
September 30, 2012 (Unaudited)

Delaware Investments Colorado Municipal Income Fund, Inc. (Colorado Municipal Fund) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (Minnesota Municipal Fund II) are organized as Minnesota corporations and Delaware Investments National Municipal Income Fund (National Municipal Fund) is organized as a Massachusetts business trust (each referred to as a Fund and collectively as the Funds). Colorado Municipal Fund, Minnesota Municipal Fund II and National Municipal Fund are considered diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. The Funds’ shares trade on the NYSE MKT, the successor to the American Stock Exchange.

The investment objective of each Fund is to provide current income exempt from federal income tax and from state personal income tax, if any, consistent with the preservation of capital. Each of Colorado Municipal Fund and Minnesota Municipal Fund II seek to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations of its respective state at the time of investment. The National Municipal Fund seeks to achieve its investment objective by investing at least 80% of its net assets in securities the income from which is exempt from federal income tax.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Directors/Trustees (each a Board, and collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Funds’ participation in inverse floater programs where a Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Funds receive the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Funds, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ expenses are recorded on the accrual basis. There were no interest and related expenses for the six months ended September 30, 2012.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. Each Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended September 30, 2012.

The Funds may receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. There were no earnings credits for the six months ended September 30, 2012.

(continues)       23

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.40% which is calculated daily based on the adjusted average daily net assets of each Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended September 30, 2012, the Funds were charged as follows:

Colorado	Minnesota	National
Municipal	Municipal	Municipal
Fund	Fund II	Fund
$2,556	$6,132	$2,349

At September 30, 2012, each Fund had liabilities payable to affiliates as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund
Investment management fees payable to DMC	$34,542	$82,925	$32,008
Accounting administration and other expenses
payable to DSC	420	1,009	389
Other expenses payable to DMC and affiliates*	1,137	2,681	1,015

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and directors/trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended September 30, 2012, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Colorado	Minnesota	National
Municipal	Municipal	Municipal
Fund	Fund II	Fund
$5,377	$12,633	$13,230

Directors’/Trustees’ fees include expenses accrued by the Funds for each Director’s/Trustee’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or Directors/Trustees of the Trust. These officers and Directors/Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended September 30, 2012, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund
Purchases	$2,535,022	$31,203,565	$33,546,545
Sales	1,759,456	27,020,189	17,398,713

At September 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2012, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund
Cost of investments	$96,696,237	$236,583,479	$89,339,508
Aggregate unrealized appreciation	$7,816,641	$18,510,003	$8,094,838
Aggregate unrealized depreciation	—	(11,555)	(25,989)
Net unrealized appreciation	$7,816,641	$18,498,448	$8,068,849

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, which may include prior transaction prices (acquisition cost) that did not occur during the period, financial or news information released by the company, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2012:

Colorado Municipal Fund
Level 2
Municipal Bonds	$104,512,878

Minnesota Municipal Fund II
Level 2
Municipal Bonds	$255,081,927

National Municipal Fund
Level 2
Municipal Bonds	$96,658,357
Short-Term Investments	750,000
Total	$97,408,357

During the six months ended September 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period.

(continues)       25

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended September 30, 2012 and the year ended March 31, 2012 was as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund
Six Months Ended 9/30/12*
Ordinary income	$5,144	$89,753	$7,263
Tax-exempt income	1,663,656	3,879,463	1,260,701
Long-term capital gain	445,013	—	—
Total	$2,113,813	$3,969,216	$1,267,964

Year Ended 3/31/12
Ordinary income	$959	$533	$8,868
Tax-exempt income	2,804,559	6,672,353	2,286,347
Total	$2,805,518	$6,672,886	$2,295,215

*Tax information for the six months ended September 30, 2012 is an estimate and the tax character of dividends and distributions may be redesigned at fiscal year end.

5. Components of Net Assets on a Tax Basis

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund
Shares of beneficial interest	$66,918,121	$157,931,075	$60,617,476
Undistributed tax-exempt income	1,468,561	2,462,009	897,927
Undistributed ordinary income	19,828	316,780	—
Undistributed long-term capital gains	22,729	69,811	—
Distribution payable	(756,783)	(745,627)	(249,065)
Realized gains 4/1/12 – 9/30/12	—	257,166	362,677
Capital loss carryforwards as of 3/31/12	—	(257,166)	(1,747,836)
Unrealized appreciation	7,816,641	18,498,448	8,068,849
Net assets	$75,489,097	$178,532,496	$67,950,028

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended September 30, 2012, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund
Undistributed net investment income	$(2,471)	$(19,966)	$(34,847)
Accumulated net realized gain (loss)	2,471	19,966	34,847

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2012 will expire as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
Year of Expiration	Fund	Fund II	Fund
2017	$—	$—	$888,041
2018	—	257,166	859,795
Total	$—	$257,166	$1,747,836

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended September 30, 2012, the Funds had capital gains, as follows, which may reduce the capital loss carryforwards:

Colorado	Minnesota	National
Municipal	Municipal	Municipal
Fund	Fund II	Fund
$—	$257,166	$362,677

6. Capital Stock

Pursuant to their articles of incorporation, Colorado Municipal Fund and Minnesota Municipal Fund II each have 200 million shares of $0.01 par value common shares authorized. National Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. The Funds did not repurchase any shares under the Share Repurchase Program during the six months ended September 30, 2012. Shares issuable under the Funds’ dividend reinvestment plan are purchased by the Funds’ transfer agent, Computershare Shareowner Services LLC (Computershare), in the open market.

On February 18, 2011, the National Municipal Fund’s Board approved a tender offer for shares of the Arizona Municipal Fund’s common stock. The tender offer authorized the National Municipal Fund to purchase for cash up to 18% of the then-outstanding shares of the Arizona Municipal Fund’s common stock after the reorganization (Common Stock) at a per share price equal to 99% of the net asset value per share of the Common Stock at the expiration of the tender offer.

In connection with the tender offer, the National Municipal Fund purchased 994,051 shares of capital stock at a total cost of approximately $13,240,759. The tender offer was oversubscribed and all tenders of shares were subject to pro-ration (at a ratio of approximately 0.58504231) in accordance with the terms of its tender offer.

On November 15, 2011, Colorado Municipal Fund and Minnesota Municipal Fund II, issued $30,000,000 and $75,000,000, respectively, of Series 2016 Variable Rate MuniFund Term Preferred (VMTP) Shares, with $100,000 liquidation value per share in a privately negotiated offering. On March 15, 2012, National Municipal Fund (VFL) issued $30,000,000 Series 2017 VMTP Shares, with $100,000 liquidation value per share in a privately negotiated offering. Proceeds from the issuance of VMTP Shares, net of offering expenses, were invested in accordance with each fund’s investment objective. The VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

Colorado Municipal Fund and Minnesota Municipal Fund II are obligated to redeem their VMTP Shares on December 1, 2016, unless earlier redeemed or repurchased by the Fund. National Municipal Fund is obligated to redeem its VMTP Shares on April 1, 2017, unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares may be redeemed at the option of a Fund, subject to payment of a premium until December 1, 2013 (with respect to VMM and VCF) and April 1, 2014 (with respect to VFL), and at par thereafter. A Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. Dividends on the VMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly.

The Funds use leverage because their managers believe that, over time, leveraging may provide opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage; accordingly, the use of structural leverage may hurt a fund’s overall performance.

Leverage may also cause the Funds to incur certain costs. In the event that a Fund is unable to meet certain criteria (including, but not limited to, maintaining certain ratings with Fitch Ratings and Moody’s Investor Service, funding dividend payments or funding redemptions), that Fund will pay additional fees with respect to the leverage.

(continues)       27

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds

7. Fund Merger

On June 20, 2011, the National Municipal Fund acquired all of the assets of the Delaware Investments Arizona Municipal Fund, Inc. (Acquired Fund), a closed-end investment company, in exchange for the shares of the National Municipal Fund (Acquiring Fund) pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Fund received shares of the Acquiring Fund equal to the aggregate net asset value of their share in the Acquired Fund prior to the Reorganization, as shown in the following table:

	Acquiring	Acquired
	Fund	Fund
	Shares	Shares	Value
Common Stock	2,422,200	3,100,925	$40,715,147

The Reorganization was treated as a non-taxable event and, accordingly, the Acquired Fund’s basis in securities acquired reflected historical cost basis as of the date of transfer. The net assets and net unrealized appreciation of the Acquired Fund as of the close of business on June 17, 2011, were as follows:

Net assets	$40,715,147
Net unrealized appreciation	65,229

The net assets of the Acquiring Fund before the acquisition were $31,792,649. The net assets of the Acquiring Fund immediately following the acquisition were $72,507,796.

Assuming that the acquisition had been completed on April 1, 2011, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended March 31, 2012, are as follows:

Net investment income	$2,611,659
Net realized gain on investments	909,699
Change in unrealized appreciation	5,974,605
Net increase in net assets resulting from operations	9,477,059

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the National Municipal Fund’s statement of operations since June 20, 2011.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — Each Fund may participate in inverse floater programs where a fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At September 30, 2012, and during the period then ended, the Funds held no investments in inverse floaters.

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local and national economic conditions, as applicable and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance may reduce the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At September 30, 2012, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified in the statements of net assets.

Colorado Municipal Fund	41%
Minnesota Municipal Fund II	12%
National Municipal Fund	11%

The Funds invest a portion of their assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of September 30, 2012, no securities have been determined to be illiquid under the Funds’ Liquidity Procedures. Rule 144A securities have been identified on the statements of net assets.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Investments in Municipal Securities Issued by the State of Arizona

On May 23, 2011, shareholders of the National Municipal Fund and shareholders of the Delaware Investments Arizona Municipal Income Fund, Inc. (Arizona Muni Fund) approved the acquisition of substantially all of the assets of Arizona Muni Fund in exchange for newly issued common shares of the National Municipal Fund, which was structured as a tax-free transaction. This acquisition was completed after the close of business on June 17, 2011. As of September 30, 2012, municipal bonds issued by the state of Arizona constitute approximately 15% of the Fund’s portfolio. These investments could make the National Municipal Fund more sensitive to economic conditions in Arizona than other more geographically diversified national municipal income funds.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to September 30, 2012 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)

Delaware Investments® Closed-End Municipal Bond Funds

Fund management

Joseph R. Baxter
Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager

Joseph R. Baxter is the head of the municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Baxter received a bachelor’s degree in finance and marketing from La Salle University.

Stephen J. Czepiel
Senior Vice President, Senior Portfolio Manager

Stephen J. Czepiel is a member of the firm’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

Denise A. Franchetti, CFA
Vice President, Portfolio Manager, Senior Research Analyst

Denise A. Franchetti is a senior research analyst for the municipal bond department. Currently, she is responsible for following the airport, education, hotel, cogeneration, and cargo sectors for the group. In 2003, she was also named as portfolio manager on the tax-exempt closed-end funds in addition to her research duties. Prior to joining Delaware Investments in 1997 as a municipal bond analyst, she was a fixed income trader at Provident Mutual Life Insurance and an investment analyst at General Accident Insurance. Franchetti received her bachelor’s degree and an MBA from La Salle University. She is a member of the Financial Analysts of Philadelphia.

Gregory A. Gizzi
Senior Vice President, Portfolio Manager,
Head of Convertible Bond and Municipal Bond Trading

Gregory A. Gizzi is a member of the firm’s municipal fixed income portfolio management team and municipal trading team, and head of the municipal bond trading staff. Additionally, Gizzi serves as portfolio manager and head of the convertible bond trading staff. Before joining Delaware Investments in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort. Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager. He later worked in the same capacity at Dillon Read. Gizzi earned his bachelor’s degree in economics from Harvard University.

Proxy Results

At the Annual Meeting on August 22, 2012, the Funds’ Shareholders elected nine directors/trustees. The results of the voting at the meeting were as follows:

Delaware Investments® Colorado Municipal Income Fund, Inc.

	Common Shareholders		Preferred Shareholders
		Shares voted		Shares voted
	Shares	Withheld	Shares	Withheld
	Voted For	Authority	Voted For	Authority
Thomas L. Bennett	4,464,878.156	106,130.539	300	0
Patrick P. Coyne	4,465,008.087	106,000.608	300	0
John A. Fry	4,453,631.108	117,377.587	300	0
Anthony D. Knerr	4,401,636.130	169,372.565	300	0
Lucinda S. Landreth	4,464,878.156	106,130.539	300	0
Ann R. Leven	4,460,660.482	110,348.213	300	0
Frances Sevilla-Sacasa	4,405,872.358	165,136.337	300	0
Janet L. Yeomans			300	0
J. Richard Zecher			300	0

Delaware Investments Minnesota Municipal Income Fund II, Inc.

	Common Shareholders		Preferred Shareholders
		Shares voted		Shares voted
	Shares	Withheld	Shares	Withheld
	Voted For	Authority	Voted For	Authority
Thomas L. Bennett	10,197,036.559	274,443.055	750	0
Patrick P. Coyne	10,124,676.956	346,802.658	750	0
John A. Fry	10,188,434.342	283,045.272	750	0
Anthony D. Knerr	10,147,425.018	324,054.596	750	0
Lucinda S. Landreth	10,207,627.569	263,852.045	750	0
Ann R. Leven	10,182,214.447	289,265.167	750	0
Frances Sevilla-Sacasa	10,136,010.616	335,468.998	750	0
Janet L. Yeomans			750	0
J. Richard Zecher			750	0

Delaware Investments National Municipal Income Fund

	Common Shareholders		Preferred Shareholders
		Shares voted		Shares voted
	Shares	Withheld	Shares	Withheld
	Voted For	Authority	Voted For	Authority
Thomas L. Bennett	4,040,259.193	264,632.122	300	0
Patrick P. Coyne	4,041,180.676	263,710.639	300	0
John A. Fry	4,041,660.668	263,230.647	300	0
Anthony D. Knerr	4,041,831.165	263,060.150	300	0
Lucinda S. Landreth	4,040,198.694	264,692.621	300	0
Ann R. Leven	4,039,257.023	265,634.292	300	0
Frances Sevilla-Sacasa	4,040,395.691	264,495.624	300	0
Janet L. Yeomans			300	0
J. Richard Zecher			300	0

(continues)       31

Other Fund information
(Unaudited)

Delaware Investments® Closed-End Municipal Bond Funds

Dividend Reinvestment Plan

Each Fund offers an automatic dividend reinvestment program (“Plan”). Under the current policies of Minnesota Municipal Income Fund II and National Municipal Income Fund all distributions of net investment income and capital gains to common shareholders are automatically reinvested in additional shares unless shareholders elect to receive all dividends and other distributions in cash paid by check mailed directly to shareholders by the dividend plan agent. Under the current policies of Colorado Municipal Income Fund, distributions of net investment income and capital gains to common shareholders will be paid in cash unless shareholders notify Computershare Shareowner Services LLC (formerly BNY Mellon Shareowner Services LLC) (“Computershare”) of their desire to participate in the dividend reinvestment program. Shareholders who hold their shares through a bank, broker or other nominee should request the bank, broker or nominee to participate in the Plan on their behalf. This can be done as long as the bank, broker or nominee provides a dividend reinvestment service for the Funds. If the bank, broker or nominee does not provide this service, such shareholders must have their shares taken out of “street” or nominee name and re-registered in their own name in order to participate in the Plan.

Computershare will apply all cash dividends, capital gains and other distributions (collectively, “Distributions”) on each Fund’s shares of common stock which become payable to each Plan participant to the purchase of outstanding shares of each Fund’s common stock for such participant. These purchases may be made on a securities exchange or in the over-the-counter market, and may be subject to such terms of price, delivery and related matters to which Computershare may agree. The Funds will not issue new shares in connection with the Plan.

Distributions reinvested for participants are subject to income taxes just as if they had been paid directly to the shareholder in cash. Participants will receive a year-end statement showing distributions reinvested, and any brokerage commissions paid on such participant’s behalf.

Shareholders holding shares of a Fund in their own names who wish to terminate their participation in the Plan may do so by sending written instruction to Computershare so that Computershare receives such instructions at least 10 days prior to the Distribution record date. Shareholders with shares held in account by a bank, broker or other nominee should contact such bank, broker or other nominee to determine the procedure for withdrawal from the Plan.

If written instructions are not received by Computershare at least 10 days prior to the record date for a particular Distribution, that Distribution may be reinvested at the sole discretion of Computershare. After a shareholder’s instructions to terminate participation in the Plan become effective, Distributions will be paid to shareholders in cash. Upon termination, a shareholder may elect to receive either stock or cash for all the full shares in the account. If cash is elected, Computershare will sell such shares at the then current market value and then send the net proceeds to the shareholder, after deducting brokerage commissions and related expenses. Any fractional shares at the time of termination will be paid in cash at the current market price, less brokerage commissions and related expenses, if any. Shareholders may at any time request a full or partial withdrawal of shares from the Plan, without terminating participation in the Plan. When shares outside of the Plan are liquidated, Distributions on shares held under the Plan will continue to be reinvested unless Computershare is notified of the shareholder’s withdrawal from the Plan.

An investor holding shares that participate in the Plan in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan. Please contact your broker/dealer for additional details.

Computershare will charge participants their proportional share of brokerage commissions on market purchases. Participants may obtain a certificate or certificates for all or part of the full shares credited to their accounts at any time by making a request in writing to Computershare. A fee may be charged to the participant for each certificate issuance.

If you have any questions and shares are registered in “street” name, contact the broker/dealer holding the shares or your financial advisor. If you have any questions and shares are registered in your name, contact Computershare at 866 437-0252.

Board Consideration of Delaware Investments® Colorado Municipal Income Fund, Inc.; Delaware Investments National Municipal Income Fund; and Delaware Investments Minnesota Municipal Income Fund II, Inc. Investment Advisory Agreement

At a meeting held on August 21-23, 2012 (the “Annual Meeting”), the Board of Directors (the “Board”), including a majority of disinterested or independent Directors, approved the renewal of the Investment Advisory Agreements for each of the Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments National Municipal Income Fund; and Delaware Investments Minnesota Municipal Income Fund II, Inc. (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Directors reviewed and discussed the Lipper reports with independent legal counsel to the Independent Directors. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Directors received assistance and advice from and met separately with independent legal counsel to the Independent Directors. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent And Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC (“Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the highest performance ranked first, and a fund with the lowest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods ended March 31, 2012. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Investments Colorado Municipal Income Fund, Inc. – The Performance Universe for the Fund consisted of the Fund and all closed–end other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-, five- and ten- year periods was in the fourth quartile. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Delaware Investments Minnesota Municipal Income Fund II, Inc. – The Performance Universe for the Fund consisted of the Fund and all closed–end other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the fourth quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

(continues)       33

Other Fund information
(Unaudited)

Delaware Investments® Closed-End Municipal Bond Funds

Board Consideration of Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments National Municipal Income Fund; and Delaware Investments Minnesota Municipal Income Fund II, Inc. Investment Advisory Agreement (continued)

Delaware Investments National Municipal Income Fund – The Performance Universe for the Fund consisted of the Fund and all non-leveraged closed–end general and insured municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-year period was in the second quartile and that the Fund’s total return for the five- and ten-year periods was ranked fourth and third of the four funds in the Performance Universe, respectively. In evaluating the Fund’s performance, the Board considered the limited size of the Fund’s Performance Universe. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking effective action to enhance Fund performance and meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar closed-end funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Investments Colorado Municipal Income Fund, Inc. – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments Minnesota Municipal Income Fund II, Inc. – The expense comparisons for the Fund showed that its management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments National Municipal Income Fund – The expense comparisons for the Fund showed that its management fee was ranked first of the three funds in the Expense Group and its total expenses were ranked second of the three funds in the Expense Group. In evaluating the Fund’s total expenses, the Board considered the limited number of funds in the Expense Group. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

Economies of Scale. As closed-end funds, the Funds do not issue shares on a continuous basis. Fund assets increase only to the extent that the values of the underlying securities in the Fund increase. Accordingly, the Board determined that the Funds were not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of economies of scale on to shareholders was not likely to provide the intended effect.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Investments® Colorado Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Investments National Municipal Income Fund (the Funds) effective May 27, 2010. At a meeting held on February 18, 2010, the Board of Directors/Trustees of the Funds, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Funds for the fiscal year ending March 31, 2011. During the fiscal years ended March 31, 2010 and 2009, E&Y’s audit reports on the financial statements of the Funds did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Funds and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. None of the Funds nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Funds’ financial statements.

About the organization

This semiannual report is for the information of Delaware Investments® Closed-End Municipal Bond Funds shareholders. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Funds may, from time to time, purchase shares of their common stock on the open market at market prices.

Board of directors/trustees

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Frances A. Sevilla-Sacasa
Chief Executive Officer
Banco Itaú Europa International
Miami, FL

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Your reinvestment options
Each of the Funds offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Computershare Shareowner Services LLC at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

Affiliated officers

David F. Connor
Vice President, Deputy General
Counsel, and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Executive Vice President, General Counsel and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330. Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Contact information

Investment manager
Delaware Management Company,
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Funds
2005 Market Street
Philadelphia, PA 19103-7057

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103

Registrar and stock transfer
agent
Computershare Shareowner Services LLC
480 Washington Blvd.
Jersey City, NJ 07310
866 437-0252

For securities dealers
and financial institutions
representatives
800 362-7500

Website
delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Number of recordholders as of
September 30, 2012
Colorado Municipal
Income Fund	88
Minnesota Municipal Income
Fund II	455
National Municipal Income Fund	109

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE INVESTMENTS® COLORADO MUNICIPAL INCOME FUND, INC.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 3, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 3, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 3, 2012